Shareholder Report, Holdings (Details)	May 31, 2024
C000016743 | NR
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000016743 | AAA
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016743 | AA
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000016743 | A
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000016743 | BBB
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000016743 | BB
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016743 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	79.00%
C000016743 | General Obligation Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000016743 | Lease Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016743 | Escrow to Maturity/Prerefunded Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016743 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016743 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016743 | Variable Rate Demand Preferred Shares
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016743 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016744 | NR
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000016744 | AAA
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016744 | AA
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000016744 | A
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000016744 | BBB
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000016744 | BB
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016744 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	79.00%
C000016744 | General Obligation Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000016744 | Lease Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016744 | Escrow to Maturity/Prerefunded Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016744 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016744 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016744 | Variable Rate Demand Preferred Shares
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016744 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016740 | NR
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000016740 | AAA
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016740 | AA
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000016740 | A
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000016740 | BBB
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000016740 | BB
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016740 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	79.00%
C000016740 | General Obligation Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000016740 | Lease Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016740 | Escrow to Maturity/Prerefunded Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016740 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016740 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016740 | Variable Rate Demand Preferred Shares
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016740 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016745 | NR
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000016745 | AAA
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016745 | AA
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000016745 | A
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000016745 | BBB
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000016745 | BB
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016745 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	79.00%
C000016745 | General Obligation Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000016745 | Lease Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016745 | Escrow to Maturity/Prerefunded Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016745 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016745 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016745 | Variable Rate Demand Preferred Shares
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016745 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	0.00%